STATEMENTS OF OPERATIONS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
STATEMENT OF OPERATIONS [Abstract]
Formation and operating costs	$ 306,834	$ 3,864,234
Loss from operations	(306,834)	(3,864,234)
Other income:
Interest earned on marketable securities held in Trust Account	1,812,577	2,257,985
Unrealized gain on marketable securities held in Trust Account	112,416	4,728
Other income	1,924,993	2,262,713
Net (loss) income	$ 1,618,159	$ (1,601,521)
Basic and diluted weighted average shares outstanding, Ordinary shares subject to redemption (in shares)	23,754,184	23,699,368
Basic and diluted net income per share, Ordinary shares subject to redemption (in dollars per share)	$ 0.08	$ 0.09
Basic and diluted weighted average shares outstanding, Ordinary shares (in shares)	7,111,079	7,550,632
Basic and diluted net loss per share, Ordinary shares (in dollars per share)	$ (0.03)	$ (0.49)